Investment Strategy	Dec. 22, 2025
VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund offers exposure to the real estate investment trust (“REIT”) market utilizing a quality and relative value style with a fundamental security analysis approach designed to identify the most attractive investment candidates. Specifically, Duff & Phelps Investment Management Co. (“Duff & Phelps”), the Fund’s sub-adviser, tends to favor REITs that own higher quality assets, have strong management teams, and which offer attractive relative value. and generally, shuns deep value stocks that own lower quality assets or expensive, high-growth, momentum stocks. Duff & Phelps believes the value of a REIT extends beyond the value of the underlying real estate and that through fundamental research, it can uncover and exploit inefficiencies in the market.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies in the real estate industry. The real estate securities in which the Fund primarily invest include equity interests, preferred securities or debt obligations issued by REITs. The broad real estate industry includes owner/operators of commercial real estate as well as land developers, homebuilders and timberland companies. Duff & Phelps focuses its investment efforts on owner/operators of commercial real estate as those companies have historically generated more consistent, reliable cash flows than the more speculative areas of the sector. The Fund considers a company to be engaged in the real estate industry if it is one that (i) derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or (ii) has at least 50% of its assets invested in such real estate.

The Fund may also invest in REITs and real estate stocks issued by non-U.S. issuers, including emerging market countries.

The Fund, under normal market conditions, expects to invest between 60% and 80% of its assets in equity securities and between 20% and 40% in debt obligations or preferred securities. The Fund will invest across the market cap spectrum, with a typical bias towards mid cap. The Fund generally will not invest in companies with less than $1 billion of market cap. The Fund will make equity investments across real estate sub-sectors and will look to invest in companies that provide a higher yield than the Fund’s benchmark but still generate attractive growth. Investments in debt obligations will be made only in companies with investment-grade ratings and done with the goal of managing equity-market volatility while seeking a high level of current income. While Duff & Phelps will normally seek to maintain an average portfolio duration for the Fund of between four and six years, the Fund’s average portfolio duration may be outside that range and the Fund may invest in securities of any duration and maturity. Duration is a measure of a bond's interest rate risk, reflecting how much a bond's price will change in response to a change in interest rates.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In addition, the Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in the real estate industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies in the real estate industry.
VIRTUS SILVANT GROWTH OPPORTUNITIES ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that Silvant Capital Management LLC (“Silvant”), the Fund’s sub-adviser, believes have higher than average growth potential. Silvant primarily invests the Fund’s assets in equity securities of U.S. companies with market capitalizations of at least $1 billion.

The Fund may also invest in non-U.S. securities, including through American Depositary Receipts (ADRs). In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and real estate investment trusts (REITs).

The portfolio managers attempt to include securities in the Fund’s portfolio that they believe exhibit the greatest combination of earnings growth potential, quality (as reflected in consistent business fundamentals) and attractive valuation. The portfolio managers ordinarily look for several of the following characteristics when analyzing specific companies for possible investments: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In addition, the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focuses its investments in the Consumer Discretionary, Communication Services and Information Technology.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that Silvant Capital Management LLC (“Silvant”), the Fund’s sub-adviser, believes have higher than average growth potential.
VIRTUS SILVANT GROWTH PREMIUM INCOME ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The investment objective of the Fund is to seek current income and capital appreciation. The Fund seeks to achieve this objective by investing in equity securities and using an options overlay that may reduce volatility and beta. Beta is a measure of the Fund’s sensitivity to market movements. A beta of 1.00 indicates that the Fund’s price tends to move in line with the overall market. A beta greater than 1.00 indicates that the Fund is more volatile than the market, while a beta less than 1.00 means it is less volatile. Silvant Capital Management LLC (“Silvant”) provides the day-to-day portfolio management of the equity portion of the Fund’s portfolio and Virtus Multi-Asset, a division of Virtus Advisers, LLC, provides the day-to-day portfolio management of the options overlay portion of the Fund’s portfolio.

In the equity portion of the Fund’s portfolio, the Fund invests in equity securities of U.S. companies with market capitalizations of at least $1 billion. Equity securities in which the Fund may invest also include non-U.S. securities, including emerging markets , including through American Depositary Receipts (ADRs). In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and real estate investment trusts (REITs). In managing the equity portion of the Fund’s portfolio, the portfolio managers attempt to include securities in the Fund’s portfolio that they believe exhibit the greatest combination of earnings growth potential, quality (as reflected in consistent business fundamentals) and attractive valuation. The portfolio managers ordinarily look for several of the following characteristics when analyzing specific companies for possible investments: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services.

In the options overlay portion of the Fund’s portfolio, the Fund invests in equity-linked notes (ELNs). ELNs are derivative instruments that are structured as notes issued by counterparties, including banks, broker-dealers or their affiliates, and are designed to offer a return linked to the underlying instruments within the ELN. ELNs in which the Fund invests are designed to combine the economic characteristics of the underlying equity portfolio and written call options in a single note form and are not traded on an exchange. The options underlying the ELNs will be based on the economic characteristics of the underlying equity portfolio and are structured to use a covered call strategy with embedded short call positions. A covered call strategy involves holding a long position in the underlying stock or portfolio and simultaneously selling (writing) call options on that same position. The goal is to generate additional income from option premiums, which can help offset downside risk but also limits upside potential because the stock may be called away if its price rises above the strike price. Embedded short call positions refer to the call options that have been sold as part of the covered call strategy, which are "embedded" in the overall investment position. They provide premium income and can reduce volatility and beta, but they cap potential gains if the underlying asset appreciates significantly. The portfolio managers will select the indexes or instruments against which to write the call options based on their assessment of current market conditions and the current underlying equity portfolio. Selling a call option entitles the seller to a premium equal to the value of the option at the time of trade. These call option premiums, in addition to the income generated by the ELN, may reduce portfolio volatility and beta, as these sources of income reduce the impact of potential losses incurred by the Funds equity portfolio. In this case, the Fund is entitled to the premium when it purchases the ELN from the issuing counterparty. Therefore, the ELNs are expected to provide recurring cash flow for the Fund, which is an important source of the Fund’s return. Selling a call option within an ELN also limits the Fund’s opportunity to profit from an increase in the market value of the underlying market exposure up to the exercise price (plus the premium received). The maximum potential gain on an underlying market exposure will be equal to the difference between the exercise price and the purchase price of the underlying market exposure at the time the option is written, plus the premium received. Investing in ELNs may also reduce the Fund’s volatility because the income from the ELNs would reduce potential losses incurred by the Fund’s equity portfolio. The ELNs are reset periodically to seek to better capitalize on current market conditions and opportunities. At each reset, the strike price, term, and premium of the embedded call option are recalibrated to reflect current market conditions for the underlying index. These resets assist the Fund in seeking to provide relatively stable distributions.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that Silvant believes have higher than average growth potential (the “80% Policy”). Silvant ordinarily look for several of the following characteristics when analyzing specific companies for their growth potential: substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. In calculating the 80% Policy, the Fund’s equity investments will include equity-linked notes as well as other equity securities. The Fund may invest in derivative instruments, including, but not limited to, options, futures contracts, currency forwards, and swaps.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In addition, the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focuses its investments in the Communication Services and Information Technology sectors.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that Silvant believes have higher than average growth potential (the “80% Policy”)
VIRTUS SILVANT SMALL/MID GROWTH ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small- to mid-sized companies that Silvant Capital Management LLC (“Silvant”) believes have higher than average growth potential. The Fund currently defines small and mid-sized companies as those having market capitalizations comparable to those companies included in the Russell 2500® Index (between $119 million and $30 billion as of August 31, 2025).

Silvant primarily invests the Fund’s assets in equity securities of U.S. companies. The Fund may also invest in non-U.S. securities, including emerging markets, including through American Depositary Receipts (ADRs). In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and real estate investment trusts (REITs).

The portfolio managers attempt to include securities in the Fund’s portfolio that they believe exhibit the greatest combination of earnings growth potential, quality (as reflected in consistent business fundamentals) and attractive valuation. The portfolio managers ordinarily look for several of the following characteristics when analyzing specific companies for possible investments: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In addition, the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focuses its investments in the Healthcare, Industrials and Information Technology sectors.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small- to mid-sized companies that Silvant Capital Management LLC (“Silvant”) believes have higher than average growth potential.